Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Classes of current inventories [abstract]
Raw materials	€ 71,951	€ 61,693
Work in progress	64,525	49,398
Finished goods	567,941	513,716
Inventories	€ 704,417	€ 624,807